Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares - TuanChe Limited Share Incentive Plan (the "Plan")	6 Months Ended
Jun. 30, 2022 $ / shares shares
Number of restricted shares
Outstanding Balance | shares	6,034,250
Granted | shares	1,500,000
Forfeit | shares	(24,500)
Vested | shares	(1,775,750)
Outstanding Balance | shares	5,734,000
Weighted-Average Grant-Date Fair Value
Outstanding Balance | $ / shares	$ 0.527
Granted | $ / shares	0.209
Forfeit | $ / shares	(0.976)
Vested | $ / shares	0.260
Outstanding Balance | $ / shares	$ (0.525)